SCHEDULE OF WARRANTY LIABILITIES (Details) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Warranty Liabilities
As of January 1,	$ 22	$ 28
Additional accrual	6	22
Utilized	(6)	(28)
Expired
As of December 31,	$ 22	$ 22